TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning balance	$ 12,306	$ 10,117
Additions for prior year tax positions	911	36
Additions for current year tax positions		2,153
Ending balance	$ 13,217	$ 12,306